Organization and Basis of Presentation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Organization and Basis of Presentation
Accumulated deficit	$ (199,734,000)	$ (166,126,000)	$ (222,720,000)
Business Combination
Organization and Basis of Presentation
Accumulated deficit	(199,700,000)		$ 222,700,000
FreeHold Surgical, Inc | Product revenue
Organization and Basis of Presentation
Revenue	$ 671,000	$ 693,000